Significant Accounting Policies - Variable Interest Entity (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 23, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 22, 2024
Significant Accounting Policies
Less: Net income attributable to noncontrolling interest		$ 60,296	$ 115,134	$ 100,792
SWH
Significant Accounting Policies
Divisor of per share stock merger consideration	100
TEON
Significant Accounting Policies
Per share cash consideration	$ 12,362.64
TEUSA
Significant Accounting Policies
Ownership percentage by parent	100.00%
Ownership percentage by non-controlling owners	29.90%				29.90%
TEUSA | SWH
Significant Accounting Policies
Ownership percentage by parent	70.10%				70.10%
TEUSA
Significant Accounting Policies
Net assets				300,000
Less: Net income attributable to noncontrolling interest			$ 100,000	$ 100,000